Additional Information as to Investments in Material Subsidiaries and Changes Thereof (Tables)	12 Months Ended
Dec. 31, 2017
Additional Information As To Investments In Material Subsidiaries And Changes Thereof [Abstract]
Schedule of going concern and liquidity position of pc
	Total Payment Due by period (in TEUR)		Total Payment Due by period (in TNIS)
Liquidity Requirements	Within 1 year	Within 1-1.25 years	Within 1 year	Within 1-1.25 years

Debentures including current portion and interest	(*) 23,700	36,700	(*) 98,426	152,415
General & administrative	3,100	600	12,874	2,492
Total liquidity requirements	26,800	37,300	111,300	154,907
Total Sources (**)	16,300	4,400	67,694	18,273
Total deficit	(10,500)	(32,900)	(43,606)	(136,634)

(*)	An amount of circa EUR 37.45 million (NIS 155.5 million) was repaid (excluding interest) following the balance sheet date.

(**)	The Company expects to increase the amount of its liquid balances during the 15 months starting April 1, 2018, by sale of plots of lands (including India) and others.

Schedule of pc's non-controlling interest
Place of incorporation	Proportion of ownership interests and voting rights held by non-controlling interests		Loss allocated to non-controlling interests		Accumulated non-controlling interests
	December 31
	2017	2016	2017	2016	2017	2016
			NIS’000	NIS’000	NIS’000	NIS’000

Netherland	55%	55%	(51,986)	(109,934)	60,617	121,615

Schedule of PC's summarized financial information of balance sheet
	December 31
	2017	2016
	NIS in thousands

Current assets	189,546	94,721
Non-current assets	394,622	1,207,882
Current liabilities	(496,081)	(1,098,525)
Non-current liabilities	(53,353)	(55,990)
Equity attributable to owners of the Company	25,884	(26,473)
Non-controlling interests	(60,617)	(121,615)

Schedule of PC's summarized financial information of income statement, and statement of cash flows
	Year ended December 31,
	2017	2016	2015
	NIS in thousands

Revenue	814,826	192,435	283,926
Expenses	(923,646)	(394,085)	(500,262)
Loss for the year from continuing operations	(108,820)	(201,650)	(216,336)

Loss for the year	(108,820)	(201,650)	(216,336)

Loss attributable to owners of the Company	(48,833)	(91,080)	(97,122)
Loss attributable to the non-controlling interests	(59,987)	(110,570)	(119,214)

Loss for the year	(108,820)	(201,650)	(216,336)

Other comprehensive income attributable to owners of the Company	(3,095)	519	5,452
Other comprehensive income attributable to the non-controlling interests	(3,798)	636	6,690

Other comprehensive income for the year	(6,893)	1,155	12,142

Total comprehensive (loss) attributable to owners of the Company	(51,928)	(90,561)	(91,670)
Total comprehensive (loss) attributable to the non-controlling interests	(63,785)	(109,934)	(112,524)

Total comprehensive (loss) for the year	(115,771)	(200,495)	(204,194)

Net cash inflow (outflow) from operating activities	(1,637)	(260,148)	(10,481)

Net cash inflow (outflow) from investing activities	400,812	165,014	92,273
Net cash (outflow) from financing activities	(239,979)	(144,980)	(159,363)

Net cash inflow (outflow)	159,196	(240,114)	(77,571)